Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000271637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000271637 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000271637 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271637 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000271637 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000271637 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000271637 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000271637 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000271637 [Member] | Fabrinet Thailand [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000271637 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000271637 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000271637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000271637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000271637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000271637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000271637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000271637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000271637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000271637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000271637 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000271637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000003010 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003010 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003010 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003010 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003010 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003010 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003010 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003010 [Member] | Fabrinet Thailand [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003010 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003010 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003010 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003010 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000003010 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000003010 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003010 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003010 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000003010 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003010 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000003009 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003009 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003009 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003009 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003009 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003009 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003009 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003009 [Member] | Fabrinet Thailand [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003009 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003009 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003009 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003009 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000003009 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000003009 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003009 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003009 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000003009 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003009 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003009 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003009 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000003029 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003029 [Member] | Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003029 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003029 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003029 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003029 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003029 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003029 [Member] | Landstar System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003029 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003029 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000003029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003029 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003029 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000003030 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003030 [Member] | Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003030 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003030 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003030 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003030 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003030 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003030 [Member] | Landstar System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003030 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003030 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000003030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003030 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000194566 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194566 [Member] | Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194566 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194566 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194566 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194566 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194566 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194566 [Member] | Landstar System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194566 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194566 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194566 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000194566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000194566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000194566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000194566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194566 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000194566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000194566 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000194567 [Member] | Restaurant Brands International Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194567 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194567 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194567 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194567 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194567 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194567 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194567 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194567 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194567 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194567 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000194567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000194567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000194567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000194567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000194567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000194567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000194567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194567 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000194567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000050291 [Member] | Restaurant Brands International Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050291 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050291 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050291 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050291 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050291 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050291 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050291 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050291 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050291 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000050291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000050291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000050291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000050291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000050291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000050291 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000050291 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000003037 [Member] | Restaurant Brands International Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003037 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003037 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003037 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003037 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003037 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003037 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003037 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003037 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003037 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003037 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000003037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000003038 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003038 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003038 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003038 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003038 [Member] | ePlus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003038 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003038 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003038 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003038 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003038 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003038 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000040086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000040086 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040086 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000040086 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040086 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040086 [Member] | ePlus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040086 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040086 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040086 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040086 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040086 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000040086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000040086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000040086 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000040086 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000040086 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000040086 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000040086 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000040086 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040086 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000194568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000194568 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194568 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194568 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194568 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194568 [Member] | ePlus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194568 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194568 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194568 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194568 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194568 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194568 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000194568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000194568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000194568 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000194568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000194568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000194568 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194568 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000194568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000194568 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000194569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000194569 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194569 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194569 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194569 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194569 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194569 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194569 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194569 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194569 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194569 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000194569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000194569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000194569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000194569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000194569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000194569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000194569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000194569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000194569 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000194569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000050292 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050292 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000050292 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050292 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050292 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050292 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050292 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050292 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050292 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050292 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000050292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000050292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000050292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000050292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000050292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000050292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000050292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000050292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050292 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000050292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000046749 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000046749 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000046749 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000046749 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046749 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000046749 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046749 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046749 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046749 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000046749 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000046749 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000046749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000046749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000046749 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000046749 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000046749 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000046749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000046749 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000046749 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000046749 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046749 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000046749 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000046749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000092914 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092914 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092914 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092914 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092914 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092914 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092914 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000092914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000092914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000092914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000092914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000092914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092914 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000092914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000101741 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101741 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101741 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101741 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101741 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101741 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101741 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101741 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101741 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101741 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101741 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101741 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000101741 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000101741 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101741 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000101741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101741 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101741 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000230346 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230346 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230346 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230346 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230346 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230346 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230346 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230346 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230346 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230346 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230346 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000230346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000230346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230346 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000230346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230346 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230346 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000194575 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194575 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194575 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194575 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194575 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194575 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194575 [Member] | Smith And Nephew PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194575 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194575 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194575 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194575 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000194575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000194575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000194575 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000194575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000194575 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194575 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000194575 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194575 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000161967 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161967 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161967 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161967 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161967 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161967 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161967 [Member] | Smith And Nephew PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161967 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161967 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161967 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000161967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000161967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000161967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000161967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161967 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000161968 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161968 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161968 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161968 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161968 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161968 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161968 [Member] | Smith And Nephew PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161968 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161968 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161968 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000161968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000161968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000161968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000161968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%